Focus Growth Portfolio (Prospectus Summary) | Focus Growth Portfolio
Focus Growth Portfolio
Investment Goal
The Portfolio's investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focus Growth Portfolio	Class 1	Class 2	Class 3
Management Fees	1.00%	1.00%	1.00%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.14%	0.13%	0.13%
Total Annual Portfolio Operating Expenses	1.14%	1.28%	1.38%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Focus Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	116	362	628	1,386
Class 2	130	406	702	1,545
Class 3	140	437	755	1,657

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 210% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of growth criteria, without regard to market capitalization.

The Portfolio offers you access to three different professional managers. The
Portfolio utilizes a "focus" strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

Each subadviser will generally invest in up to 10 securities, and the Portfolio will generally hold up to a total of 30 securities. Examples of when the
Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new subadviser may be selling securities and buying new securities at the same time, resulting in the
Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position. The Portfolio is non-diversified.

The subadvisers may engage in frequent and active trading of portfolio securities.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Market Risk. The Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Non-Diversification Risk. A Portfolio that is organized as a "non-diversified"
portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio's risk is increased because the effect of the performance of each security on the Portfolio's overall performance is greater.

Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks.
Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500® Index and Russell 3000® Growth Index. Fees and
expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Of course, past performance is not necessarily an indication of how the
Portfolio will perform in the future.

Class 1 Shares

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.63% (quarter ended September 30, 2009) and the lowest return for a quarter was -21.60% (quarter ended September 30, 2008). The year to date calendar return as of June 30, 2011 was 9.00%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Focus Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	25.03%	4.58%	2.74%
Class 2	Class 2 Shares	24.87%	4.45%	2.60%
Class 3	Class 3 Shares	24.67%	4.32%		7.72%	Nov. 11, 2002
S&P 500® Index	S&P 500® Index	15.06%	2.29%	1.41%	6.37%	Nov. 11, 2002
Russell 3000®Growth Index	Russell 3000®Growth Index	17.64%	3.88%	0.28%	6.97%	Nov. 11, 2002